Note 15 - Major Customer	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of major customers [text block]
15.	MAJOR CUSTOMER

The Company had sales to a major customer in
2020,
2019
and
2018,
a government agency of the People's Republic of China. The total percentage of sales to this customer during the year was
84%
(
2019
–
86%,
2018–
80%
) and the total percentage of accounts receivable at
December 31, 2020
was
95%
(
2019
–
91%,
2018
–
89%
).